Acquisitions, Goodwill, And Other Intangible Assets - Schedule Of Estimated Intangible Pre-tax Amortization (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2023	$ 357
2024	295
2025	248
2026	193
2027	$ 106